United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/09

Date of Reporting Period:  Quarter ended 7/31/08

Item 1.                      Schedule of Investments

Federated Intermediate Corporate Bond Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount or Shares	Value

		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$76,229	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$60,983
20,076		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	19,883
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $96,145)	80,866
		CORPORATE BONDS--97.4%
		Basic Industry - Chemicals--1.6%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,081,638
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	402,672
660,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	670,488
675,000		Praxair, Inc., 4.625%, 3/30/2015	650,426
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	441,787
		TOTAL	3,247,011
		Basic Industry - Metals & Mining--3.4%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	463,689
400,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	384,548
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,008,436
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,411,535
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	922,808
705,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	716,463
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	714,837
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	480,101
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	645,171
		TOTAL	6,747,588
		Basic Industry - Paper--1.7%
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,406,847
900,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	892,055
		TOTAL	3,298,902
		Capital Goods - Aerospace & Defense--1.5%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	559,397
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	286,875
320,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	311,089
1,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,024,015
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	837,902
		TOTAL	3,019,278
		Capital Goods - Building Materials--0.3%
640,000		RPM International, Inc., 6.50%, 2/15/2018	632,623
		Capital Goods - Diversified Manufacturing--3.8%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	864,300
560,000		Dover Corp., Note, 5.45%, 3/15/2018	554,731
510,000		Harsco Corp., 5.75%, 5/15/2018	511,563
650,000		Hubbell, Inc., 5.95%, 6/1/2018	665,086
1,120,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,137,444
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	705,242
660,000		Textron Financial Corp., 5.40%, 4/28/2013	653,143
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	685,656
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	734,787
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,054,160
		TOTAL	7,566,112
		Capital Goods - Environmental--0.3%
500,000		Waste Management, Inc., 7.375%, 8/1/2010	520,663
		Communications - Media & Cable--3.1%
3,300,000		Comcast Corp., 7.125%, 6/15/2013	3,496,530
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,913,117
675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	646,182
		TOTAL	6,055,829
		Communications - Media Noncable--0.2%
250,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	286,073
10,000		News America, Inc., 6.65%, 11/15/2037	9,589
		TOTAL	295,662
		Communications - Telecom Wireless--1.7%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,556,570
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	788,160
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	241,916
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	844,605
		TOTAL	3,431,251
		Communications - Telecom Wirelines--2.7%
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,522,567
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,779,356
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	277,737
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,004,103
700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	703,631
		TOTAL	5,287,394
		Consumer Cyclical - Automotive--1.6%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	890,346
500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	506,183
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	252,403
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,490,026
		TOTAL	3,138,958
		Consumer Cyclical - Entertainment--1.5%
180,000		International Speedway Corp., 4.20%, 4/15/2009	180,064
940,000		International Speedway Corp., 5.40%, 4/15/2014	927,302
730,000		Time Warner, Inc., 5.50%, 11/15/2011	720,317
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,047,245
		TOTAL	2,874,928
		Consumer Cyclical - Lodging--0.2%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	388,251
		Consumer Cyclical - Retailers--2.0%
560,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	568,062
412,760	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	363,215
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	384,420
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	890,352
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	673,212
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	220,350
750,000		Target Corp., 5.875%, 3/1/2012	777,106
		TOTAL	3,876,717
		Consumer Cyclical - Services--1.2%
2,025,000		Boston University, 7.625%, 7/15/2097	2,425,002
		Consumer Non-Cyclical Food/Beverage--1.0%
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,612
320,000		Kellogg Co., 4.25%, 3/6/2013	311,785
375,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	379,396
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,017,231
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	244,194
		TOTAL	1,958,218
		Consumer Non-Cyclical Health Care--0.9%
400,000		Baxter International, Inc., 6.25%, 12/1/2037	398,709
540,000		Covidien International Finance SA, 6.55%, 10/15/2037	528,321
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	776,890
		TOTAL	1,703,920
		Consumer Non-Cyclical Products--0.7%
670,000		Philips Electronics NV, 4.625%, 3/11/2013	664,067
800,000		Whirlpool Corp., 5.50%, 3/1/2013	774,883
		TOTAL	1,438,950
		Consumer Non-Cyclical Supermarkets--0.6%
450,000		Kroger Co., 7.25%, 6/1/2009	460,994
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	302,029
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	497,835
		TOTAL	1,260,858
		Consumer Non-Cyclical Tobacco--0.4%
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	710,364
		Energy - Independent--3.1%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	729,656
290,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	290,070
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,458,884
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	448,750
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	169,643
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,470,690
529,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	524,812
557,182	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	532,109
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	234,313
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	353,920
		TOTAL	6,212,847
		Energy - Integrated--1.6%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,209
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,102,711
873,377	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	894,729
1,100,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,110,986
		TOTAL	3,119,635
		Energy - Oil Field Services--0.4%
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	691,614
		Energy - Refining--0.2%
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	460,046
		Financial Institution - Banking--20.6%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,107,392
5,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	4,876,091
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,386,842
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,111,794
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,702,084
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	910,005
1,610,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	1,625,732
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,670,945
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,005,279
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,280,334
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,481,674
1,400,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,447,469
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	887,430
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,939,511
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	620,883
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	400,934
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	146,917
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,035,722
960,000		Popular North America, Inc., 5.65%, 4/15/2009	943,678
3,822,222	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	4,277,673
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,303,570
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	585,858
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,266,900
870,000		Wachovia Corp., 5.75%, 2/1/2018	748,768
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	325,404
1,200,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	870,516
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,039,024
900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	904,896
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	831,304
		TOTAL	40,734,629
		Financial Institution - Brokerage--11.8%
1,180,000		Bear Stearns & Co., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,145,676
2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	2,140,761
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	555,650
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	2,945,519
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	982,200
3,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	3,111,617
2,550,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,507,166
320,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	310,246
375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	349,705
700,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	654,102
940,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	926,001
1,070,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	969,723
1,000,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	836,794
335,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	327,798
2,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,799,285
400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	354,690
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	565,729
1,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	1,696,021
390,000		Nuveen Investments, 5.00%, 9/15/2010	348,075
390,000		Nuveen Investments, 5.50%, 9/15/2015	273,000
476,393	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	480,725
		TOTAL	23,280,483
		Financial Institution - Finance Noncaptive--5.0%
1,000,000		American Express Credit Corp., 5.875%, 5/2/2013	985,148
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	887,002
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	982,728
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	838,673
830,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	489,214
500,000		General Electric Capital Corp., MTN, 9.18%, 12/30/2008	506,817
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,683,417
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	660,705
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,049,398
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	362,754
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,433,676
		TOTAL	9,879,532
		Financial Institution - Insurance - Health--1.7%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	303,510
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,550,159
555,000		CIGNA Corp., 6.35%, 3/15/2018	555,100
1,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	957,703
		TOTAL	3,366,472
		Financial Institution - Insurance - Life--1.5%
735,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	731,882
600,000		Prudential Financial, Inc., 5.15%, 1/15/2013	586,220
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	369,804
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,259,923
		TOTAL	2,947,829
		Financial Institution - Insurance - P&C--4.1%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	605,345
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	902,252
190,000		CNA Financial Corp., 6.50%, 8/15/2016	180,896
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	478,198
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	183,694
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	664,206
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,318,759
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	816,978
720,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	724,596
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	303,592
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	193,947
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,830,536
		TOTAL	8,202,999
		Financial Institution - REITs--2.1%
300,000		AMB Property LP, 6.30%, 6/1/2013	296,863
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	356,387
425,000		Liberty Property LP, 6.625%, 10/1/2017	391,092
860,000		Prologis, Note, 5.25%, 11/15/2010	853,307
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	634,630
400,000		Simon Property Group LP, 6.125%, 5/30/2018	373,645
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,277,024
		TOTAL	4,182,948
		Municipal Services--0.7%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	475,961
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	834,569
		TOTAL	1,310,530
		Sovereign--1.1%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,233,728
		Technology--3.6%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	355,204
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	385,202
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	557,712
780,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	779,107
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,605,959
450,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	445,804
910,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	927,646
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	513,267
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	572,449
970,000		Oracle Corp., 6.50%, 4/15/2038	970,763
		TOTAL	7,113,113
		Transportation - Airlines--0.4%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	493,241
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	373,970
		TOTAL	867,211
		Transportation - Railroads--0.6%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	237,496
693,732		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	748,501
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	240,616
30,000		Union Pacific Corp., 4.875%, 1/15/2015	28,193
		TOTAL	1,254,806
		Transportation - Services--0.7%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	727,571
700,000		Ryder System, Inc., 5.95%, 5/2/2011	700,631
		TOTAL	1,428,202
		Utility - Electric--4.9%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	380,488
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,436,524
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	420,885
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,615,200
1,143,710	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,109,832
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,390,913
375,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	365,069
730,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	743,995
315,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	312,256
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	441,994
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	621,187
740,000		Union Electric Co., 6.00%, 4/1/2018	718,050
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	130,242
		TOTAL	9,686,635
		Utility - Natural Gas Distributor--1.0%
2,000,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,980,351
		Utility - Natural Gas Pipelines--1.9%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	710,267
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	991,671
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	861,111
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,192,636
		TOTAL	3,755,685
		TOTAL CORPORATE BONDS (IDENTIFIED COST $198,966,995)	192,587,774
		GOVERNMENT/AGENCY--0.5%
		Sovereign--0.5%
1,000,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $1,057,689)	1,139,974
		U.S. TREASURY--0.3%
500,000	[3]	U.S. Treasury Note, 4.875%, 4/30/2011 (IDENTIFIED COST $498,526)	528,068
		MUTUAL FUND--0.7%
1,381,910	[4,5]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	1,381,910
		TOTAL INVESTMENTS –98.9% (IDENTIFIED COST $202,001,265)[6]	195,718,592
		OTHER ASSETS AND LIABILITIES –NET –1.1%[7]	2,087,939
		TOTAL NET ASSETS –100%	$197,806,531

	At July 31, 2008, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
	8U.S. Treasury Notes 2-Year Long Futures	615	$130,380,000	September 2008	$ 785,773
	8U.S. Treasury Notes 5-Year Long Futures	60	$6,680,156	September 2008	$ 62,228
	8U.S. Treasury Notes 10-Year ShortFutures	70	$8,037,969	September 2008	$(106,890)
	8U.S. Treasury Bond Short Futures	235	$27,142,500	September 2008	$(167,988)
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 573,123
	Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $31,268,143, which represented 15.8% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2008, these liquid restricted securities amounted to $31,268,143, which represented 15.8% of total net assets.

3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated company.
5	7-Day net yield.
6
At July 31, 2008, the cost of investments for federal tax purposes was $202,001,265. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $6,282,673. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,604,612, and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,887,285.

7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 1,381,910	$573,123
Level 2 – Other Significant Observable Inputs	194,336,682	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$195,718,592	$573,123

* Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts

Federated Short-Term Income Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--2.9%
		Federal Home Loan Mortgage Corporation--0.7%
$34,348	[1]	FHLMC ARM 390260, 4.890%, 10/01/2030	$34,330
179,751	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	184,245
14,624	[1]	FHLMC ARM 420196, 5.317%, 11/01/2030	14,990
59,134	[1]	FHLMC ARM 606116, 30 Year, 6.257%, 9/1/2019	58,955
1,527,155	[1]	FHLMC ARM 780443, 5.596%, 3/01/2033	1,532,415
72,261	[1]	FHLMC ARM 785167, 6.000%, 12/01/2018	72,065
		TOTAL	1,897,000
		Federal National Mortgage Association--2.2%
77,163	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	79,116
1,316,228	[1]	FNMA ARM 544843, 4.727%, 10/01/2027	1,331,520
886,734	[1]	FNMA ARM 544852, 4.939%, 4/01/2028	897,373
839,223	[1]	FNMA ARM 544884, 4.914%, 5/01/2034	848,825
1,932,745	[1]	FNMA ARM 556379, 4.690%, 5/01/2040	1,939,842
430,963	[1]	FNMA ARM 556388, 4.690%, 5/01/2040	432,908
		TOTAL	5,529,584
		Government National Mortgage Association--0.0%
30,655	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	31,032
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,489,553)	7,457,616
		ASSET-BACKED SECURITIES--32.2%
		Auto Receivables--14.9%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	939,190
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,117,447
1,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 2.698%, 8/15/2013	996,698
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,500,603
594,830		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	590,116
2,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 2.468%, 12/15/2012	1,874,400
2,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,940,589
750,000		Fifth Third Auto Trust 2008-1, Class A2B, 3.708%, 2/15/2011	751,844
1,500,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 2.808%, 6/15/2012	1,482,549
1,189,201		Harley-Davidson Motorcycle Trust 2004-1, Class A2, 2.53%, 11/15/2011	1,187,714
311,268		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	311,260
705,511		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	709,791
229,540		Honda Auto Receivables Owner Trust 2005-1, Class A4, 3.82%, 5/21/2010	229,749
285,905		Honda Auto Receivables Owner Trust 2005-2, Class A4, 4.15%, 10/15/2010	286,353
241,929		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	243,495
1,000,000		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	1,007,182
2,750,000		Huntington Auto Trust 2008-1, Class A3B, 3.957%, 4/16/2012	2,754,029
132,396		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	132,183
716,350		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	715,277
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,175,786
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,986,539
622,439		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	612,311
1,000,000		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	1,001,202
212,481		Nissan Auto Receivables Owner Trust 2004-C, Class A4, 2.498%, 3/15/2010	212,565
713,296		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	716,386
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	996,230
148,758		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	148,351
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,757,004
1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,004,985
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,491,482
1,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	999,396
2,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 3.308%, 3/21/2011	1,995,189
2,375,000		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,396,260
2,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 3.758%, 10/15/2012	2,005,333
		TOTAL	38,269,488
		Credit Card--10.9%
2,000,000	[2,3]	American Express Credit Account Master Trust 2006-B, Class B, 2.608%, 8/15/2013	1,905,767
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	2,002,727
1,000,000		Bank One Issuance Trust 2004-B2, Class B2, 4.37%, 4/15/2012	992,197
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,068,254
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 2.748%, 6/15/2014	887,317
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	2,000,000
2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	2,005,390
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,980,265
1,030,000		Capital One Multi-Asset Execution Trust 2003-B3, Class B3, 4.50%, 6/15/2011	1,030,505
1,000,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 2.548%, 3/15/2012	984,238
1,000,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 2.828%, 11/15/2012	943,356
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 2.708%, 9/15/2011	1,987,785
1,740,000		Citibank Credit Card Issuance Trust 2006-B1, Class B1, 2.57%, 3/7/2011	1,721,866
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 3.083%, 11/7/2014	2,302,777
927,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	904,923
1,400,000		MBNA Credit Card Master Note Series 2005-C3, Class C, 2.728%, 3/15/2011	1,390,660
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 2.508%, 8/15/2012	1,926,763
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 2.648%, 8/15/2012	919,737
		TOTAL	27,954,527
		Equipment Lease--2.0%
1,000,000		CNH Equipment Trust 2008-B, Class A4B, 4.358%, 12/15/2014	1,000,910
1,333,792	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	1,342,023
2,660,221		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	2,679,997
		TOTAL	5,022,930
		Home Equity Loan--3.6%
76,229	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	60,983
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 2.821%, 7/25/2035	1,229,548
23,292		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.938%, 1/15/2028	22,312
1,425,976		Fifth Third Home Equity Loan Trust 2003-1, Class A, 2.708%, 9/20/2023	773,556
211,307		First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 2.721%, 11/25/2036	205,668
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,024,322
44,404		JP Morgan Mortgage Acquisition Corp. 2006-WF1, Class A1B, 2.561%, 7/25/2036	44,091
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.141%, 11/25/2034	880,969
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
23,720		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	23,492
624,859		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	582,635
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	2,003,681
779,491		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	714,481
259,770	[2,3]	Quest Trust 2004 - X1, Class A, 2.791%, 3/25/2034	224,052
343,291		Residential Asset Securities Corp. 2006-EMX6, Class A1, 2.521%, 7/25/2036	339,953
981,844		Saxon Asset Securities Trust 2006-2, Class A3B, 2.551%, 9/25/2036	968,793
1,519,279	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	15,193
		TOTAL	9,145,323
		Manufactured Housing--0.3%
895,807		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	906,123
		Other--0.3%
815,914		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	808,640
		Rate Reduction Bond--0.2%
655,389		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	655,243
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $87,343,212)	82,762,274
		COLLATERALIZED MORTGAGE OBLIGATIONS--10.1%
		Commercial Mortgage--1.9%
1,159,564		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,145,930
1,133,849		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	72,134
1,217,744		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,217,648
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,453,972
		TOTAL	4,889,684
		Federal Home Loan Mortgage Corporation--1.8%
6,962		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	6,953
127,647		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	129,639
7,371		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	7,362
155,580		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	155,165
171,466		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	172,845
176,182		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	181,448
366,103		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	365,947
1,812,862		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 2.807%, 2/15/2018	1,798,150
358,384		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	349,462
397,420		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	364,010
8,272		Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	8,260
339,836		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	323,211
167,615		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	167,827
400,273		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	394,244
301,342		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	313,569
		TOTAL	4,738,092
		Federal National Mortgage Association--2.1%
284,494		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	311,033
6,163		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	6,616
152,628		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	159,384
142,653		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	157,240
10,088		Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	10,263
39,552		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	40,106
180,239		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	183,859
10,230		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	10,235
923,120		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	945,352
133,083		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	134,955
556,745		Federal National Mortgage Association REMIC 2002-52 FG, 2.961%, 9/25/2032	551,251
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	741,683
159,347		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	146,657
241,750		Federal National Mortgage Association REMIC 2003-47 FP, 2.811%, 9/25/2032	237,932
284,821		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	257,778
683,422		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	691,698
242,710		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	249,642
319,331		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	343,255
209,341		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	215,516
		TOTAL	5,394,455
		Non-Agency Mortgage--4.3%
1,201,004		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	1,076,116
67,466		Banc of America Mortgage Securities 2003-B, Class 2A2, 6.687%, 3/25/2033	58,835
234,061	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	105,327
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	180,990
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,972,308
564,596		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	509,020
195,772		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	178,620
242,506	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	181,879
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 2.731%, 2/25/2037	755,617
500,369		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	435,761
739,509		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 7.074%, 9/25/2034	456,726
47,336		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	44,203
404,388		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	429,711
37,185	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.730%, 1/28/2027	24,170
641,227		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	664,880
868,175		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	830,491
1,465,808		Washington Mutual 2006-AR15, Class 1A, 4.131%, 11/25/2046	831,060
1,443,979		Washington Mutual 2006-AR17, Class 1A, 4.111%, 12/25/2046	897,134
1,331,476		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,233,737
193,964		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 6.949%, 7/25/2034	172,615
		TOTAL	11,039,200
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,607,393)	26,061,431
		CORPORATE BONDS--25.4%
		Basic Industry - Chemicals--0.9%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,258,351
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,002,316
		TOTAL	2,260,667
		Capital Goods - Aerospace & Defense--0.6%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,277,637
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	364,558
		TOTAL	1,642,195
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,271,911
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	997,077
		TOTAL	2,268,988
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 3.106%, 6/15/2010	1,712,029
		Communications - Telecom Wireless--0.8%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,247,344
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	937,425
		TOTAL	2,184,769
		Communications - Telecom Wirelines--0.2%
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	498,419
		Consumer Cyclical - Automotive--1.9%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	400,788
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,265,458
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,250,327
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	504,806
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,490,026
		TOTAL	4,911,405
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 2.915%, 11/13/2009	978,796
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,047,245
		TOTAL	2,026,041
		Consumer Cyclical - Retailers--1.0%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,025,121
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	664,073
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,006,116
		TOTAL	2,695,310
		Consumer Non-Cyclical Food/Beverage--0.6%
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,461,493
		Consumer Non-Cyclical Pharmaceuticals--0.4%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	917,826
		Consumer Non-Cyclical Products--1.3%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,238,931
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,002,721
		TOTAL	3,241,652
		Consumer Non-Cyclical Supermarkets--0.8%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,152,361
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,024,432
		TOTAL	2,176,793
		Energy - Independent--0.1%
352,800	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	349,875
		Energy - Integrated--0.4%
1,000,050	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,024,499
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,244,537
		Financial Institution - Banking--2.7%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,763,772
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,249,189
300,000		Citigroup, Inc., 4.625%, 8/3/2010	297,829
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	980,131
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,252,918
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,508,290
		TOTAL	7,052,129
		Financial Institution - Brokerage--1.1%
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,502,666
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,233,802
		TOTAL	2,736,468
		Financial Institution - Finance Noncaptive--2.6%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,231,435
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,261,560
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	357,032
1,250,000		General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	1,268,134
1,000,000		HSB Capital I, Company Guarantee, 3.701%, 7/15/2027	729,591
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,463,266
290,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	289,542
		TOTAL	6,600,560
		Financial Institution - Insurance - Health--0.7%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	505,850
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,247,746
		TOTAL	1,753,596
		Financial Institution - Insurance - P&C--0.4%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,144,085
		Financial Institution - REITs--0.9%
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,282,101
		Technology--2.5%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,547,926
1,250,000	[2,3]	Dell, Inc., 4.70%, 4/15/2013	1,221,586
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,029,726
1,250,000		IBM Corp., Note, 4.375%, 6/1/2009	1,265,345
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,268,093
		TOTAL	6,332,676
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,013,006
		Utility - Electric--1.7%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,067,995
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,022,601
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,258,786
		TOTAL	4,349,382
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,237,719
		TOTAL CORPORATE BONDS (IDENTIFIED COST $65,421,342)	65,118,220
		GOVERNMENT AGENCIES--11.6%
		Federal Home Loan Bank System--2.9%
2,000,000		Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008	2,007,740
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	3,020,378
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,507,556
		TOTAL	7,535,674
		Federal Home Loan Mortgage Corporation--6.7%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,063,861
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,221,026
		TOTAL	17,284,887
		Federal National Mortgage Association—2.0%
5,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	4,971,141
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $29,462,647)	29,791,702
		GOVERNMENT/AGENCY--0.8%
		Sovereign--0.8%
2,100,000		United Mexican States, Note, 4.625%, 10/8/2008 (IDENTIFIED COST $2,104,414)	2,100,210
		MORTGAGE-BACKED SECURITIES--0.6%
		Federal Home Loan Mortgage Corporation--0.2%
962		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	975
87,246		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	93,738
66,966		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	69,867
270,589		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	270,132
20,664		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	21,234
84,314		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	88,020
45,358		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	48,239
		TOTAL	592,205
		Federal National Mortgage Association--0.3%
328,315		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	327,871
18		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	19
33,715		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	35,412
52,030		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	54,837
180,538		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	187,101
		TOTAL	605,240
		Government National Mortgage Association--0.1%
76,423		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	81,897
1,690		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	1,719
20,285		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	22,261
178,945		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	185,764
		TOTAL	291,641
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,504,696)	1,489,086
		U.S. TREASURY--9.8%
5,000,000	[4]	United States Treasury Note, 3.125%, 11/30/2009	5,056,332
4,000,000		United States Treasury Note, 3.25%, 8/15/2008	4,002,500
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	3,081,012
3,000,000	[4]	United States Treasury Note, 3.875%, 7/15/2010	3,082,736
3,000,000	[4]	United States Treasury Note, 4.50%, 9/30/2011	3,148,859
6,500,000	[4]	United States Treasury Note, 4.625%, 7/31/2012	6,885,938
		TOTAL U.S. TREASURY (IDENTIFIED COST $24,485,493)	25,257,377
		MUTUAL FUNDS—13.8%[5]
1,208,392		Federated Mortgage Core Portfolio	11,769,735
23,700,246	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.58%	23,700,246
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $36,062,076)	35,469,981
		TOTAL INVESTMENTS --- 107.2% (IDENTIFIED COST $283,480,826)[8]	275,507,897
		OTHER ASSETS AND LIABILITIES --- NET --- (7.2)%[9]	(18,525,906)
		TOTAL NET ASSETS --- 100%	$256,981,991

	At July 31, 2008, the Fund had the following open swap contract:

	Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
[10]	Merrill Lynch, Pierce, Fenner & Smith	Series 10 Investment Grade Index	Sell	1.55%	6/20/2013	$5,000,000	$60,445
	Value of Swap Contract is included in “Other Assets and Liabilities – Net.”

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $12,263,656, which represented 4.8% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $11,844,510, which represented 4.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2008, is as follows:
Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$76,194
C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	7/9/1999	$189,178
Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	1/7/1993	$241,630
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.730%, 1/28/2027	2/4/1998-2/5/1998	$71,856
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099

4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$17,644,177	$18,191,000
5	Affiliated companies.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8
At July 31, 2008, the cost of investments for federal tax purposes was $283,480,826. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $7,972,929.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,301,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,274,360.

9	Assets, other than investments in securities, less liabilities.
10	Premiums paid by the Fund amounted to $141,358.

Note:	The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$35,469,981	$0
Level 2 – Other Significant Observable Inputs	239,991,129	60,445
Level 3 – Significant Unobservable Inputs	46,787	0
Total	$275,507,897	$60,445
* Other financial instruments include swap contract.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 1, 2008	$45,578
Change in unrealized depreciation	(30,385)
Transfers in and/or out of Level 3	31,594
Balance as of July 31, 2008	$46,787

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008